Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt

9. Debt

Debt outstanding consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Senior secured term loan, payable in quarterly installments through February 10, 2019, including variable interest (4.25% at June 30, 2013) at LIBOR or alternate base rate, plus applicable margin	$918.6	$923.4	$918.6	$923.4
Senior secured revolving line of credit, due on February 10, 2017, variable interest (4.63% weighted average at June 30, 2013) at LIBOR or alternate base rate, plus applicable margin	—	—	—	—
11.375% notes—senior notes, principal due June 15, 2018, semi-annual interest payments, 11.375% fixed interest per annum, includes unamortized fair value adjustment at June 30, 2013 of $104.8	749.8	758.4	749.8	758.4
9.625% notes—senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 9.625% fixed interest per annum	600.0	600.0	—	—
8.125% notes—senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 8.125% fixed interest per annum, includes original issuance discount at June 30, 2013 of $1.8	398.2	398.0	—	—
Note payable for 2011 acquisition, payable in annual installments through April 15, 2013, excluding imputed interest of 10.0%	—	0.9	—	0.9
Capital lease obligations	0.1	0.2	0.1	0.2

Total debt	$2,666.7	$2,680.9	$1,668.5	$1,682.9
Less short-term debt and current maturities	(9.5)	(10.6)	(9.5)	(10.6)

Total long-term debt	$2,657.2	$2,670.3	$1,659.0	$1,672.3

Interest expense consisted of the following:

(in millions)	TransUnion Holding Six Months Ended June 30, 2013	TransUnion Holding From Inception Date Through June 30, 2012	TransUnion Corp Successor Six Months Ended June 30, 2013	TransUnion Corp Successor Two Months Ended June 30, 2012	TransUnion Corp Predecessor Four Months Ended April 30, 2012
Senior secured term loan	$22.3	$8.8	$22.3	$8.8	$15.6
11.375% notes	28.1	9.6	28.1	9.6	25.1
9.625% notes:	31.0	16.4	—	—	—
8.125 % notes:	17.0	—	—	—	—
Other	0.6	—	0.6	—	(0.2)

Total interest	$99.0	$34.8	$51.0	$18.4	$40.5

TransUnion Holding

9.625% Notes

In connection with the acquisition of TransUnion Corp, on March 21, 2012, TransUnion Holding issued $600.0 million principal amount of 9.625%/10.375% senior unsecured PIK toggle notes (“9.625% notes”) due June 15, 2018. Pursuant to a registration rights agreement, these notes were registered with the SEC. TransUnion Holding is required to pay interest on the 9.625% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case the TransUnion Holding will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes (such increase being referred to as “PIK,” or paid-in-kind interest) to the extent described in the indenture.

The indenture governing the 9.625% notes contains nonfinancial covenants that include restrictions on our ability to pay dividends or distributions, repurchase equity, prepay junior debt, make certain investments, incur additional debt, issue certain stock, incur liens on property, merge, consolidate or sell certain assets, enter into transactions with affiliates, and allow to exist certain restrictions on the ability of subsidiaries to pay dividends or make other payments to TransUnion Holding. We are in compliance with all covenants under the indenture.

8.125% Notes

On November 1, 2012, TransUnion Holding issued $400.0 million principal amount of 8.125%/8.875% senior unsecured PIK toggle notes (“8.125% notes”) due June 15, 2018, at an offering price of 99.5% in a private placement to certain investors. TransUnion Holding is required to pay interest on the 8.125% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case TransUnion Holding will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes to the extent described in the indenture.

In connection with the issuance of the notes, we entered into a registration rights agreement that required us to exchange the notes for an equal amount of notes registered with the SEC. We filed the Registration Statement on Form S-4 for the notes with the SEC on June 26, 2013, and the related prospectus on July 18, 2013. As of the date of this filing, the exchange offer is still open and will expire on August 15, 2013, unless extended. The terms of the registered notes are substantially identical to the outstanding notes except for the transfer restrictions and registration rights relating to the outstanding notes will not apply to the registered notes.

The indenture governing the 8.125% notes and the nonfinancial covenants are substantially similar to those governing the 9.625% notes. We are in compliance with all covenants under the indenture.

TransUnion Corp

Senior Secured Credit Facility

TransUnion LLC entered into a senior secured credit facility with various lenders that consists of a seven-year $950.0 million senior secured term loan and a $210.0 million senior secured revolving line of credit. Interest rates on the borrowings are based on the London Interbank Offered Rate (“LIBOR”) unless otherwise elected. On February 5, 2013, TransUnion LLC signed amendment No. 4 to its senior secured credit facility, which became effective March 1, 2013 and expensed $2.4 million of related loan fees. The amendment, among other things, lowered the floor on the term loan from 1.50% to 1.25%, lowered the margin on the term loan from 4.00% to 3.00%, extended the term loan maturity date one year to February 2019, delayed the first required excess cash payments until 2014, and relaxed certain covenant requirements.

With certain exceptions, the obligations are secured by a first-priority security interest in substantially all of the assets of Trans Union LLC, including its investments in subsidiaries. The credit facility contains various restrictions and nonfinancial covenants, along with a senior secured net leverage ratio test that only applies to periods in which we have outstanding amounts drawn on the revolving line of credit. The nonfinancial covenants include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The credit facility restrictions and covenants exclude any impact of the purchase accounting fair value adjustments or the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all of the covenants under the credit facility.

On April 30, 2012, we entered into swap agreements that effectively fixed the interest payments on a portion of the term loan at 2.033%, plus the applicable margin, beginning March 28, 2013. Under the swap agreements, which we have designated as cash flow hedges, we pay a fixed rate of interest of 2.033% and receive a variable rate of interest equal to the greater of 1.50% or the 3-month LIBOR. The net amount to be paid or received will be recorded as an adjustment to interest expense. The change in fair value of the swap instrument is recorded in accumulated other comprehensive income (loss), net of tax, in the consolidated statements of comprehensive income to the extent the hedge is effective, and in other income and expense in the consolidated statements of income to the extent the hedge is ineffective. The total notional amount of the swaps at June 30, 2013 was $487.5 million and is scheduled to decrease as scheduled principal payments are made on the term loan. The total fair value of the swap instruments as of June 30, 2013, was a liability of $1.0 million and was included in other liabilities on our consolidated balance sheet. The net of tax unrealized loss on the swap instruments as of June 30, 2013, of $0.6 million was included in accumulated other comprehensive income (loss). For the six months ended June 30, 2013, there was no ineffectiveness recorded in the statement of income. The cash flows on the hedge instrument began on June 28, 2013, and we do not currently expect to elect a non-LIBOR loan or to pay down our term loan below the notional amount of the swaps in the next 12 months.

11.375% Notes

In connection with the 2010 Change in Control Transaction, on June 15, 2010, Trans Union LLC and its wholly-owned subsidiary TransUnion Financing Corporation, issued $645.0 million of senior 11.375% notes due June 15, 2018 (“11.375% notes”). The 11.375% notes are guaranteed by TransUnion Corp and certain wholly owned domestic subsidiaries of TransUnion LLC. Pursuant to a registration rights agreement, these notes have been registered with the SEC. As a result of the 2012 Change in Control Transaction, a purchase accounting fair value adjustment increase of $124.2 million was allocated to the senior notes and is being amortized. The indenture governing the 11.375% notes contains nonfinancial covenants that include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The covenants exclude the impact of the purchase accounting fair value adjustment and the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all covenants under the indenture.

Fair Value of Debt

The estimated fair values of our 9.625%, 8.125% and 11.375% notes as of June 30, 2013, were $643.5 million, $424.3 million and $716.0 million, respectively, compared to book values of $600.0 million, $398.2 million and $749.8 million, respectively. The fair value of these fixed-rate notes, as determined under Level 2 of the fair-value hierarchy, is measured using quoted market prices. The book value of our variable-rate debt approximates its fair value. The estimated fair value of our debt may not represent the actual settlement value due to redemption premiums and prepayment penalties that we may incur in connection with extinguishing our debt before its stated maturity.

13. Debt

Debt outstanding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Senior secured term loan, payable in quarterly installments through February 10, 2018, including variable interest (5.50% at December 31, 2012) at LIBOR or alternate base rate, plus applicable margin	$923.4	$923.4	$942.9
Senior secured revolving line of credit, due on February 10, 2017, variable interest (5.11% weighted average at December 31, 2012) at LIBOR or alternate base rate, plus applicable margin	—	—	—
Senior notes, principal due June 15, 2018, semi-annual interest payments, 11.375% fixed interest per annum, including unamortized fair value adjustment at December 31, 2012 of $113.4 (11.375% notes)	758.4	758.4	645.0
Senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 9.625% fixed interest per annum (9.625% notes)	600.0	—	—
Senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 8.125% fixed interest per annum, including original issuance discount at December 31, 2012 of $2.0 (8.125% notes)	398.0	—	—
RFC loan due December 15, 2018, excluding imputed interest of 11.625%	—	—	10.3
Note payable for 2007 acquisition, payable in annual installments through 2012, excluding imputed interest of 4.69%	—	—	0.9
Note payable for 2011 acquisition, payable in annual installments through April 15, 2013, excluding imputed interest of 10.0%	0.9	0.9	1.8
Capital lease obligations	0.2	0.2	0.3

Total debt	$2,680.9	$1,682.9	$1,601.2
Less short-term debt and current maturities	(10.6)	(10.6)	(21.8)

Total long-term debt	$2,670.3	$1,672.3	$1,579.4

Excluding additional principal payments due on the senior secured credit facility beginning in 2013 based on excess cash flows of the prior year, scheduled future maturities of total debt at December 31, 2012, was as follows:

(in millions)	TransUnion Holding	TransUnion Corp Successor
2013	$10.6	$10.6
2014	9.5	9.5
2015	9.5	9.5
2016	9.5	9.5
2017	9.5	9.5
Thereafter	2,520.9	1,520.9
Unamortized premiums and discounts on notes	111.4	113.4

Total	$2,680.9	$1,682.9

Interest expense for the periods presented consisted of the following:

(in millions)	TransUnion Holding Inception Through December 31, 2012	Successor TransUnion Corp Eight Months Ended December 31, 2012	Predecessor TransUnion Corp Four Months Ended April 30, 2012	Predecessor TransUnion Corp Twelve Months Ended December 31, 2011	Predecessor TransUnion Corp Twelve Months Ended December 31, 2010
Senior secured term loan:
Cash and other interest	$35.0	$35.0	$15.1	$47.7	$35.6
Amortized interest	—	—	0.5	2.2	3.5

Total interest expense	$35.0	$35.0	$15.6	$49.9	$39.1

Senior secured revolving line of credit:
Cash and other interest	$—	$—	$—	$—	$0.1
Amortized interest	—	—	—	—	—

Total interest expense	$—	$—	$—	$—	$0.1

11.375% notes:
Cash and other interest	$48.9	$48.9	$24.5	$73.4	$39.8
Amortized interest	—	—	0.6	1.7	0.8
Amortized purchase accounting fair value adjustment premium	(10.8)	(10.8)	—	—	—

Total interest expense	$38.1	$38.1	$25.1	$75.1	$40.6

9.625% notes:
Cash and other interest	$44.8	$—	$—	$—	$—
Amortized interest	1.9	—	—	—	—

Total interest expense	$46.7	$—	$—	$—	$—

8.125% notes:
Cash and other interest	$5.3	$—	$—	$—	$—
Amortized interest	0.2	—	—	—	—

Total interest expense	$5.5	$—	$—	$—	$—

Other Debt:
Cash and other interest	$(0.3)	$(0.3)	$(0.2)	$1.4	$9.1
Amortized interest	—	—	—	—	1.2

Total interest expense	$(0.3)	$(0.3)	$(0.2)	$1.4	$10.3

Total cash and other interest	$133.7	$83.6	$39.4	$122.5	$84.6
Total amortized interest	2.1	—	1.1	3.9	5.5
Total amortized discount / premium	(10.8)	(10.8)	—	—	—

Total interest	$125.0	$72.8	$40.5	$126.4	$90.1

Loan fees, included in other income and expense, for the periods presented consisted the following:

(in millions)	TransUnion Holding Inception Through December 31, 2012	Successor TransUnion Corp Eight Months Ended December 31, 2012	Predecessor TransUnion Corp Four Months Ended April 30, 2012	Predecessor TransUnion Corp Twelve Months Ended December 31, 2011	Predecessor TransUnion Corp Twelve Months Ended December 31, 2010
Senior secured term loan:
Loss on early extinguishment of debt	$—	$—	$—	$59.3	$—

Senior secured revolving line of credit:
Unused revolving line of credit fees	$0.7	$0.7	$0.3	$1.0	$0.5
Amortized deferred financing fees	—	—	0.1	0.3	1.0

Total	$0.7	$0.7	$0.4	$1.3	$1.5

9.625% notes:
Other loan fees	$1.0	$—	$—	$—	$—

Other debt:
Other loan fees	$0.2	$0.2	$2.7	$0.3	$19.5
Amortized deferred financing fees	—	—	—	—	0.6

Total	$0.2	$0.2	$2.7	$0.3	$20.1

Total loan fees	$1.9	$0.9	$3.1	$60.9	$21.6

TransUnion Holding

9.625% notes

In connection with the acquisition of TransUnion Corp, TransUnion Holding issued $600.0 million principal amount of 9.625%/10.375% senior unsecured PIK toggle notes (“9.625% notes”) to certain private investors on March 21, 2012. TransUnion Holding is required to pay interest on the 9.625% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case the Company will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes (such increase being referred to as “PIK,” or paid-in-kind interest) to the extent described in the indenture.

In connection with the issuance of the 9.625% notes, we entered into a registration rights agreement that required us to exchange the 9.625% notes for an equal amount of notes registered with the SEC. We filed the Registration Statement on Form S-4 for the notes with the SEC on August 31, 2012, and the related prospectus on September 6, 2012. All of the notes were exchanged in the exchange offer. The registration of the notes did not change any of the terms of the notes, other than lifting transfer restrictions on the notes.

The indenture governing the 9.625% notes contains nonfinancial covenants that include restrictions on our ability to pay dividends or distributions, repurchase equity, prepay junior debt, make certain investments, incur additional debt, issue certain stock, incur liens on property, merge, consolidate or sell certain assets, enter into transactions with affiliates, and allow to exist certain restrictions on the ability of subsidiaries to pay dividends or make other payments to the Company. We are in compliance with all covenants under the indenture.

8.125% notes

On November 1, 2012, TransUnion Holding issued $400.0 million principal amount of 8.125%/8.875% senior unsecured PIK toggle notes (“8.125% notes”) due June 15, 2018, at an offering price of 99.5% in a private placement to certain investors. TransUnion Holding is required to pay interest on the 8.125% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case the Company will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes to the extent described in the indenture.

In connection with the issuance of the 8.125% notes, TransUnion Holding successfully completed a Consent Solicitation to amend the indenture governing its 9.625% notes. The amendment permitted the issuance of the additional $400 million indebtedness and allowed TransUnion Holding to make a dividend payment to its shareholders. The 8.125% notes contain a registration rights agreement that will require us to exchange the notes for an equal amount of notes registered with the SEC. The indenture governing these notes and the nonfinancial covenants are substantially similar to those governing the outstanding 9.625% notes. The proceeds were used to pay a $373.8 million dividend to our shareholders and to pay various costs associated with issuing the debt and obtaining consents from our existing debt holders. In addition, as part of the transaction, on November 1, 2012, TransUnion LLC prepaid $10.0 million of the senior secured term loan with cash on hand.

Transunion Corp

Senior secured credit facility

In connection with the 2010 Change in Control Transaction discussed in Note 2, “Change in Control Transactions,” on June 15, 2010, the Company entered into a senior secured credit facility with various lenders. On February 10, 2011, the Company amended and restated its senior secured credit facility to borrow new funds under a new senior secured term loan and replace the senior secured revolving line of credit. In connection with the refinancing in February 2011, the Company borrowed an additional $4.8 million under the term loan. Effective upon the acquisition of TransUnion Corp by TransUnion Holding as described in Note 2, “Change in Control Transactions,” the senior secured credit facility was further amended to increase the applicable margin on the term loan and revolving line of credit borrowings by 75 basis points and 50 basis points, respectively. In addition, the amendment increased the capacity and extended the term on a portion of the revolving line of credit. The senior secured credit facility was further amended on February 5, 2013. See Note 26, “Subsequent Event.”

This credit facility consists of a seven-year $950.0 million senior secured term loan and a $210.0 million senior secured revolving line of credit. Interest rates on the borrowings are based on the London Interbank Offered Rate (“LIBOR”) unless otherwise elected. As of December 31, 2012, the term loan was subject to a floor of 1.50% plus an applicable margin of 4.00%. The revolving line of credit had three tranches subject to floors of 1.50% to 1.75%, plus applicable margins of 3.00% to 5.00%, depending on the tranche and our senior secured net leverage ratio. There is a 0.5% annual commitment fee payable quarterly based on the undrawn portion of the revolving line of credit. With certain exceptions, the obligations are secured by a first-priority security interest in substantially all of the assets of Trans Union LLC, including its investment in subsidiaries. The credit facility contains various restrictions and nonfinancial covenants, along with a senior secured net leverage ratio test that only applies to periods in which we have outstanding amounts drawn on the revolving line of credit. The nonfinancial covenants include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The credit facility restrictions and covenants exclude any impact of the purchase accounting fair value adjustments or the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all of the loan covenants.

Under the term loan, the Company is required to make principal payments of 0.25% of the original principal balance at the end of each quarter, with the remaining principal balance due February 10, 2018. The Company will also be required to make additional principal payments beginning in 2013 based on excess cash flows of the prior year. Depending on the senior secured net leverage ratio for the year, a principal payment of between zero and fifty percent of the excess cash flows will be due the following year. During 2012, the company repaid $19.5 million on the term loan, including a $10.0 prepayment on November 1, 2012, upon issuance of the 8.125% notes. Under the revolving line of credit, the first $25.0 million commitment expires June 15, 2015, the next $30.0 million commitment expires February 10, 2016, and the remaining $155.0 million commitment expires on February 10, 2017. The Company did not repay or borrow any funds under its revolving line of credit during 2012.

On April 30, 2012, we entered into swap agreements that will effectively fix the interest payments on a portion of the term loan at 2.033%, plus the applicable margin, beginning March 28, 2013. Under the swap agreements, which we have designated as cash flow hedges, we pay a fixed rate of interest of 2.033% and receive a variable rate of interest equal to the greater of 1.50% or the 3-month LIBOR. The net amount to be paid or received will be recorded as an adjustment to interest expense. The change in fair value of the swap instrument is recorded in accumulated other comprehensive income (loss), net of tax, in the consolidated statements of comprehensive income to the extent the hedge is effective, and in other income and expense in the consolidated statements of income to the extent the hedge is ineffective. The total notional amount of the swaps at December 31, 2012 was $500 million and is scheduled to decrease as scheduled principal payments are made on the term loan. The total fair value of the swap instruments as of December 31, 2012, was a liability of $5.8 million and was included in other liabilities on our consolidated balance sheet. The net of tax unrealized loss on the swap instruments as of December 31, 2012, of $3.7 million was included in accumulated other comprehensive income (loss). Through December 31, 2012, there were no gains or losses related to hedge ineffectiveness. If we elect a non-LIBOR interest rate on our term loan, or if we pay down our term loan below the notional amount of the swaps, the resulting ineffectiveness would be reclassified from accumulated other comprehensive income (loss) on our consolidated balance sheet to other income and expense on our consolidated statement of income. The cash flows on the hedge instrument begin on June 28, 2013, and we do not expect to elect a non-LIBOR loan or to pay down our term loan below the notional amount of the swaps in the next 12 months.

11.375% notes

In connection with the 2010 Change in Control Transaction, on June 15, 2010, Trans Union LLC and its wholly-owned subsidiary TransUnion Financing Corporation, issued $645.0 million of senior notes to certain private investors. The senior notes mature on June 15, 2018, and accrue interest at a fixed rate of 11.375% per annum, payable semi-annually. Pursuant to a registration rights agreement, these senior notes have been registered with the SEC. The indenture governing the senior notes contains nonfinancial covenants that include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The senior notes covenants exclude any impact of the purchase accounting fair value adjustments or the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all covenants under the indenture. As a result of the 2012 Change in Control Transaction, a purchase accounting fair value adjustment increase of $124.2 million was allocated to the senior notes.

RFC loan

In connection with the 2010 Change in Control Transaction, on June 15, 2010, the Company borrowed $16.7 million from an entity owned by Pritzker family business interests under the foreign cash loan (the “RFC loan”). The RFC loan was an unsecured, non-interest bearing note, discounted by $2.5 million for imputed interest. Interest expense was calculated under the effective interest method using an imputed interest rate of 11.625%. The Company repaid the remaining principal of the loan in connection with the 2012 Change in Control Transaction as discussed in Note 2, “Change in Control Transactions.” The Predecessor repaid $5.1 million of principal and imputed interest during 2011.

Note Payable for 2011 acquisition of noncontrolling interests

On April 15, 2011, we acquired the remaining 20% ownership interest in our South Africa subsidiary, TransUnion Analytic and Decision Services (Proprietary) Limited, from the noncontrolling shareholders. In connection with this acquisition, we issued a note to the sellers for $2.0 million. The note is an unsecured, non-interest bearing note, discounted by $0.2 million for imputed interest, due in annual installments of $1.0 million on April 15, 2012, and April 15, 2013. Interest expense is calculated under the effective interest method using an imputed interest rate of 10.0%.

TransUnion Holding and TransUnion Corp

Fair Value of Fixed Rate Notes

The fair value of our fixed-rate debt is determined using Level 2 inputs, quoted market prices for publicly traded instruments. As of December 31, 2012, the fair value of our 9.625%, 8.125% and 11.375% notes were $639.8 million, $413.5 million and $753.0 million, respectively, compared to book value of $600.0 million, $398.0 million and $758.4 million, respectively.